UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2005 - November 30, 2006

Item 1:	Reports to Shareholders

Vanguard® New York Tax-Exempt Fund

> Annual Report

November 30, 2006

Vanguard New York Tax-Exempt Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

>

During the fiscal year ended November 30, 2006, Vanguard New York Tax-Exempt Money Market Fund returned 3.3%, and Vanguard New York Long-Term Tax-Exempt Fund returned 6.7% for Investor Shares and 6.8% for Admiral Shares.

>	The funds outpaced the average returns of competing funds during the period, and maintained their long-term performance advantage over their peers.

>	Interest rates generally increased during the first part of the year, then retreated as near-term inflation concerns subsided.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
New York Tax-Exempt Money Market Fund	10
New York Long-Term Tax-Exempt Fund	27
About Your Fund’s Expenses	49
Glossary	51

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2006
Total
Returns
Vanguard New York Tax-Exempt Money Market Fund	3.3%
SEC 7-Day Annualized Yield: 3.47%
Taxable-Equivalent Yield: 5.69%[1]
Average New York Tax-Exempt Money Market Fund[2]	2.8

Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	6.7%
SEC 30-Day Annualized Yield: 3.69%
Taxable-Equivalent Yield: 6.05%[1]
Admiral™ Shares[3]	6.8
SEC 30-Day Annualized Yield: 3.76%
Taxable-Equivalent Yield: 6.16%[1]
Lehman 10 Year Municipal Bond Index	6.2
Average New York Municipal Debt Fund[2]	6.0
Lehman Municipal Bond Index	6.1

Your Fund’s Performance at a Glance
November 30, 2005–November 30, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New York Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.032	$0.000
Long-Term
Investor Shares	11.27	11.44	0.486	0.073
Admiral Shares	11.27	11.44	0.495	0.073

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum state of New York income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper Inc.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

Yields for municipal bonds generally increased during the first part of your fund’s fiscal year, then declined amid signs of a cooling economy and easing inflation concerns.

For the year, Vanguard New York Long-Term Tax-Exempt Fund Investor Shares returned 6.7%. As of November 30, the shares’ yield was 3.69%. For investors in the highest income tax bracket, the taxable-equivalent yield was 6.05%. The fund’s return and yields were slightly higher for Admiral Shares.

Vanguard New York Tax-Exempt Money Market Fund returned 3.3%. The fund’s yield increased to 3.47% (from 2.86% a year ago); the taxable-equivalent yield would be 5.69% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

Although the funds’ income distributions are expected to be exempt from federal and New York state income taxes, part of these distributions may be subject to the federal alternative minimum tax.

Weaker parts of the economy drew bond investors’ notice

In the first half of the fiscal year, the Federal Reserve Board continued to tighten monetary policy, raising its target for the federal funds rate five times through the end of June. Longer-term bond yields generally followed the upward trend until late summer, when they began to backslide. Weakness in the housing and manufacturing sectors persuaded bond investors that inflation was not a threat, prompting a rally (bond prices rose and yields fell).

The broad taxable bond market returned 5.9%. Municipal bonds did better still.

Economic uncertainty didn’t stop a stock rally

Despite being caught in a crosscurrent of opinions on the economy, stocks more than held their own. The housing market and automobile makers produced a drumbeat of bad news; however, corporate profits and job creation remained strong. Amid such mixed signals, stocks rose sharply beginning in mid-July. The broad market gained 14.7% for the year; in October, the narrower Dow Jones Industrial Average broke through its January 2000 high—and kept going.

Small-capitalization stocks enjoyed an edge over large-cap stocks by a margin of roughly 3 percentage points. Among both small-cap and large-cap stocks, value-oriented stocks outperformed their growth-oriented counterparts by wide margins.

Investors in international stocks were rewarded by both a falling U.S. dollar and strong economic gains in Europe and emerging markets.

Market Barometer
	Average Annual Total Returns
	Periods Ended November 30, 2006
	One Year	Three Years	Five Years
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	5.9%	4.2%	5.0%
Lehman Municipal Bond Index	6.1	4.7	5.4
Citigroup 3-Month Treasury Bill Index	4.7	2.9	2.3

Stocks
Russell 1000 Index (Large-caps)	14.2%	12.2%	6.8%
Russell 2000 Index (Small-caps)	17.4	14.2	12.7
Dow Jones Wilshire 5000 Index (Entire market)	14.7	12.8	7.8
MSCI All Country World Index ex USA (International)	29.2	23.6	16.5

CPI
Consumer Price Index	2.0%	3.0%	2.6%

Advisor kept sharp focus on funds’ income and level of risk

During the funds’ fiscal year, interest rates moved higher, then declined. These movements largely hinged upon investors’ outlook for inflation: In the first part of the fiscal year, many feared the economy’s brisk growth rate would trigger higher inflation. This drove interest rates higher. In the second part of the year, the economy cooled, inflation fears eased, and interest rates fell. In the municipal bond market, yields peaked in June, then decreased over the final five months of the fiscal year. For the full 12 months, short-term municipal yields increased slightly, and the yields for the longest-term securities fell. Throughout these ups and downs, the funds’ advisor remained focused on maintaining a high level of fund income without undue risk.

The New York Long-Term Tax-Exempt Fund’s returns (6.7% for Investor Shares; 6.8% for Admiral Shares) surpassed the results of its benchmark index and the average return of competing New York municipal bond funds. The fund’s positioning represented a tradeoff between interest rate sensitivity and income generation, and the fund experienced relatively stable income and an increase in net asset value for the fiscal year.

The New York Tax-Exempt Money Market Fund returned 3.3%, besting the average return of its peers. The fund benefited from the year-over-year increase in short-term interest rates as it quickly translated rising rates into higher income. In the money market category, a few basis points of income can mean a great deal, and the fund’s low expense ratio continued to serve its shareholders well.

Expense Ratios[1]
Your fund compared with its peer group
	Investor	Admiral	Peer
New York Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.13%	—	0.59%
Long-Term	0.16	0.09%	1.10

1 Fund expense ratios reflect the 12 months ended November 30, 2006. Peer-groups are: for the New York Tax-Exempt Money Market Fund, the Average New York Tax-Exempt Money Market Fund; and for the New York Long-Term Tax-Exempt Fund, the Average New York Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

The funds’ performance advantage is clear over the long term

While a year of outperformance is certainly a worthy accomplishment, we believe it’s more meaningful to highlight the longer-term picture. The table below displays how hypothetical investments of $10,000 in the New York Tax-Exempt Funds would have grown over the years, compared with the average performance among competing funds. As you can see, our funds’ advantage has been clear.

This is a tribute to the skill and experience of Vanguard Fixed Income Group, the funds’ advisor. It also underscores Vanguard’s enduring commitment to quality and consistency—traits that are so important in the management of municipal bond funds.

Since the New York Tax-Exempt Funds’ inceptions, the advisor’s task has been aided by Vanguard’s low-cost structure, a powerful benefit that allows a greater portion of your fund’s total return to go to you, the shareholder.

Funds maintained steadfast commitment to high-quality securities

The investment decisions that a bond portfolio manager faces every day often reflect the potential for greater risk than reward. That is, if an investment goes well, a bond issuer repays the principal and meets all interest obligations. But if an investment does poorly, the issuer might default on the bond, and the principal may be lost entirely.

Total Returns
Ten Years Ended November 30, 2006
			Final Value of a $10,000
	Average Annual Return		Initial Investment[1]
		Average		Average
	Vanguard	Competing	Vanguard	Competing
New York Tax-Exempt Fund	Fund	Fund[2]	Fund	Fund[2]	Difference
Money Market[3]	2.4%	2.0%	$12,483	$12,028	$455
Long-Term Investor Shares	5.6	4.8	17,317	15,993	1,324

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Assuming reinvestment of all income dividends and capital gains distributions.

2 Peer groups are: for the New York Tax-Exempt Money Market Fund, the Average New York Tax-Exempt Money Market Fund; and for the New York Long-Term Tax-Exempt Fund, the Average New York Insured Municipal Debt Fund through March 31, 2002, and the Average New York Municipal Debt Fund thereafter.

3 Annualized returns since the fund’s inception on September 3, 1997.

Vanguard Fixed Income Group approaches this seemingly tilted endeavor with great prudence. The group carefully sets an investment strategy, then executes that strategy with skill and discipline. Maintaining portfolios of high-quality securities is an integral part of the group’s approach. Given the performance advantage afforded by Vanguard’s low expense ratios, the advisor doesn’t need to invest in riskier bonds to generate competitive yields. This low-cost, high-quality combination historically has placed the New York Tax-Exempt Funds in the enviable position of having both higher-quality securities and higher long-term returns than many competing funds.

We believe the New York Tax-Exempt Funds are an intelligent way for New York residents in higher tax brackets to invest in high-quality municipal bonds.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

December 12, 2006

Advisor’s Report

During the fiscal year ended November 30, 2006, the Vanguard New York Tax-Exempt Funds outpaced the average returns of competitors. Vanguard New York Long-Term Tax-Exempt Fund returned 6.7% for Investor Shares and 6.8% for Admiral Shares. Vanguard New York Tax-Exempt Money Market Fund returned 3.3%.

The investment environment

The U.S. economy expanded during the fund’s fiscal year, though its rate of expansion slowed in the second half. In the third quarter of calendar-year 2006, real gross domestic product grew at an annualized rate of 2.0%, a pace slightly below expectations for the economy’s potential long-run growth rate.

Robust global demand for U.S. exports and solid business investment spending were key drivers of growth, while the struggling housing and auto sectors created a drag on the economy. Consumer spending expanded at a decent 2.7% over the past year, as rising incomes and improved job prospects helped to partially mitigate high energy prices, the slumping housing market, and rising short-term interest rates. The U.S. labor market remains tight and continues to improve. The unemployment rate was 4.5% in November, close to the lowest level in more than five years.

Inflation concerns eased over the summer months, in part because of a sharp decline in energy prices. Since its June 2006 meeting, the Federal Reserve Board has left its target for short-term interest rates unchanged at 5.25%. At its meeting in October, the Fed noted that “some inflation risks remain,” but added that the “extent and timing of any additional firming that may be needed to address these risks will depend on the evolution of the outlook for both inflation and economic growth.” At its December 12 meeting (after the close of the fund’s fiscal year), the Fed again voted to keep its rate target at 5.25%.

The municipal bond market

The movement of U.S. Treasury and municipal bond yields during the fiscal year was a story in two parts. In the first half of the year, yields in both markets generally increased across the maturity spectrum (with the exception of the longest-term municipal bonds, whose yields decreased slightly). In the second half, Treasury and municipal yields of all maturities fell as inflation concerns eased. For the 12 months overall, short-term Treasury yields increased, intermediate-term rates were relatively unchanged, and the longest-term rates fell slightly. Short-term municipal yields also increased, but long-term yields fell significantly as prices for those issues increased.

Consequently, long-term municipal bonds (those with maturities of 10 years or longer) dramatically outperformed their Treasury counterparts. In fact, as of the fiscal year-end, the ratios of municipal yields to Treasury yields for bonds with maturities of 10 years and longer were close to their lowest points of the last five years. (A declining ratio indicates that municipals are outperforming Treasuries.)

A key reason that municipal bonds outperformed Treasuries was a decline in new issuance for municipals. For the 12 months ended November 30, the amount of new tax-exempt issuance fell 15.8% nationwide from the prior-year level. Over the past few years, many states and municipalities have taken advantage of low interest rates to refund existing debt.

Because each issue can be refunded only once under IRS regulations, the multiyear surge in new supply has receded.

Management of the funds

In New York, tax-exempt issuance fell 50.2% from its year-ago level, marking a significant tightening in the marketplace. At the state level, budget operations have been positive, but projected budget gaps in the future remain problematic. Recent New York City bond issuance includes money to build new baseball stadiums for the Yankees and Mets, as well as a westward extension of the Number 7 subway line.

In the first half of the fiscal year, rising rates put pressure on municipal bond prices, and the New York Long-Term

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
			Change
Maturity	Nov. 30, 2005	Nov. 30, 2006	(basis points)[1]
2 years	3.24%	3.45%	+21
5 years	3.43	3.43	0
10 years	3.87	3.56	–31
30 years	4.55	3.91	–64

Yields of U.S. Treasury Securities
			Change
Maturity	Nov. 30, 2005	Nov. 30, 2006	(basis points)[1]
2 years	4.41%	4.61%	+20
5 years	4.41	4.45	+4
10 years	4.48	4.46	–2
30 years	4.69	4.56	–13

1 One basis point equals 1/100 of a percentage point.

Source: Vanguard.

Tax-Exempt Fund experienced a decline in its net asset value. But as market rates decreased in the second half, prices for the fund’s underlying bonds increased. The fund’s modest capital return, combined with its relatively high level of income, translated into a respectable 12-month total return. Meanwhile, the New York Tax-Exempt Money Market Fund’s short average maturity allowed it to translate increases in short-term interest rates into higher returns.

In the tax-exempt bond market, credit-quality spreads—or the differences in yields between high-quality and lower-quality issues—continued to fall. These spreads have collapsed since late 2003 as the economy strengthened and memories of credit disasters faded. Recently, with quality spreads approaching the lowest levels since the mid-to-late-1990s, investors have sought yield in lower-quality issues.

As a matter of course, we maintain a higher-quality bias in the Vanguard New York Tax-Exempt Funds, taking advantage of our historical expense advantage to provide an attractive tax-exempt dividend without stretching for lower quality or subjecting the portfolio to undue market risk. In the present environment, we don’t believe that quality spreads are compensating investors for taking on higher credit risk. We continue to rely on our talented and experienced credit staff in our efforts to make prudent security selections for the funds.

Kathryn T. Allen, Principal

Christopher M. Ryon, Principal

Vanguard Fixed Income Group

December 21, 2006

New York Tax-Exempt Money Market Fund

Fund Profile

As of November 30, 2006

Financial Attributes

Yield	3.5%
Average Weighted Maturity	25 days
Average Quality[1]	MIG-1
Expense Ratio	0.13%

Distribution by Credit Quality[2] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	87%
P-1/A-1/SP-1/F-1	11
AAA/AA	2

1 Moody’s Investors Service.

2 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

See page 51 for a glossary of investment terms.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns.

Cumulative Performance: September 3, 1997–November 30, 2006

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2006			Final Value
			Since	of a $10,000
	One Year	Five Years	Inception[1]	Investment
New York Tax-Exempt Money Market Fund	3.28%	1.74%	2.43%	$12,483
Average New York Tax-Exempt Money
Market Fund[2]	2.83	1.30	2.02	12,028

1 Returns since inception on September 3, 1997.

2 Returns for the Average New York Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

New York Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): September 3, 1997—November 30, 2006
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1997	0.8%	0.8%
1998	3.3	2.9
1999	3.0	2.6
2000	3.9	3.4
2001	2.8	2.4
2002	1.3	0.9
2003	0.9	0.5
2004	1.0	0.6
2005	2.2	1.7
2006	3.3	2.8
SEC 7-Day Annualized Yield (11/30/2006): 3.47%

Average Annual Total Returns: Periods Ended September 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
New York Tax-Exempt Money Market Fund	9/3/1997	3.15%	1.68%	2.41%

1 Returns for the Average New York Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 25 for dividend information.

New York Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets

As of November 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (102.0%)
Allegany County NY IDA
(Atlantic Richfield Project) VRDO	3.680%	12/1/06	4,700	4,700
[1] Battery Park City NY Auth. Rev. TOB VRDO	3.510%	12/7/06	5,250	5,250
Bedford NY Central School Dist. TAN	4.500%	12/1/06	6,000	6,000
Clifton Park NY IDA Multifamily Housing
Rev. (Coburg Village Project) VRDO	3.450%	12/7/06 LOC	5,500	5,500
[1] Erie County NY IDA School Fac. Rev. TOB VRDO	3.510%	12/7/06 (4)	3,825	3,825
Erie County NY Water Auth. Rev. VRDO	3.410%	12/7/06 (2)	11,400	11,400
1 GS Pool Trust TOB VRDO	3.580%	12/7/06	10,875	10,875
Half Hollow Hills NY Central School Dist. TAN	4.500%	6/29/07	40,000	40,183
Huntington NY TAN	4.250%	6/28/07	6,000	6,024
Jericho NY UFSD TAN	4.500%	6/22/07	12,000	12,058
[1] Liberty NY Dev. Corp. Rev. TOB VRDO	3.510%	12/7/06	8,640	8,640
Long Island NY Power Auth.
Electric System Rev. CP	3.500%	12/6/06 LOC	52,100	52,100
[1] Long Island NY Power Auth.
Electric System Rev. TOB VRDO	3.520%	12/7/06 (2)	14,000	14,000
[1] Long Island NY Power Auth.
Electric System Rev. TOB VRDO	3.520%	12/7/06 (10)	69,300	69,300
[1] Long Island NY Power Auth.
Electric System Rev. TOB VRDO	3.520%	12/7/06 (1)	10,390	10,390
Long Island NY Power Auth.
Electric System Rev. VRDO	3.430%	12/7/06 LOC	12,600	12,600
Long Island NY Power Auth.
Electric System Rev. VRDO	3.450%	12/7/06 (4)	20,305	20,305
Long Island NY Power Auth.
Electric System Rev. VRDO	3.480%	12/7/06 (4)	49,610	49,610
[1] Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax) TOB VRDO	3.520%	12/7/06 (4)	7,500	7,500
[1] Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax) TOB VRDO	3.520%	12/7/06 (1)	8,625	8,625
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	3.580%	12/14/06 LOC	20,000	20,000
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	3.620%	12/14/06 LOC	20,000	20,000
[1] Metro. New York Transp. Auth. Rev.
(Transit Rev.) TOB VRDO	3.520%	12/7/06 (1)	6,600	6,600
Metro. New York Transp. Auth. Rev. CP	3.600%	2/6/07 LOC	18,000	18,000
[1] Metro. New York Transp. Auth. Rev. TOB VRDO	3.500%	12/7/06 (3)	19,900	19,900
[1] Metro. New York Transp. Auth. Rev. TOB VRDO	3.520%	12/7/06 (3)	7,120	7,120
Metro. New York Transp. Auth. Rev. VRDO	3.430%	12/7/06 (11)	33,275	33,275
Metro. New York Transp. Auth. Rev. VRDO	3.430%	12/7/06 (10)	22,100	22,100

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metro. New York Transp. Auth. Rev. VRDO	3.440%	12/7/06 (11)	5,700	5,700
Metro. New York Transp. Auth. Rev. VRDO	3.480%	12/7/06 LOC	20,000	20,000
Monroe County NY IDA
(Monroe Community College) VRDO	3.460%	12/7/06 LOC	4,000	4,000
Nassau County NY Interim Finance Auth. VRDO	3.450%	12/7/06 (4)	16,055	16,055
[2] Nassau County NY TAN	4.000%	9/30/07	27,000	27,106
Nassau Health Care Corp. NY VRDO	3.430%	12/7/06 (4)	13,605	13,605
Nassau Health Care Corp. NY VRDO	3.470%	12/7/06 (4)	10,000	10,000
New York City NY Capital Resources
(Enhanced Assistance PG) VRDO	3.470%	12/7/06 LOC	9,000	9,000
New York City NY Cultural Resources Rev.
(Pierpont Morgan Library) VRDO	3.420%	12/7/06 LOC	8,000	8,000
New York City NY Cultural Resources Rev.
(Solomon R. Guggenheim Foundation) VRDO	3.470%	12/7/06 LOC	15,507	15,507
[1] New York City NY GO TOB PUT	3.640%	2/22/07 (3)	9,725	9,725
[1] New York City NY GO TOB VRDO	3.500%	12/7/06 (4)	6,144	6,144
[1] New York City NY GO TOB VRDO	3.510%	12/7/06 (1)	5,840	5,840
[1] New York City NY GO TOB VRDO	3.510%	12/7/06 (11)	7,355	7,355
[1] New York City NY GO TOB VRDO	3.510%	12/7/06 (2)	4,605	4,605
[1] New York City NY GO TOB VRDO	3.510%	12/7/06 (2)	14,295	14,295
[1] New York City NY GO TOB VRDO	3.520%	12/7/06 (2)	7,735	7,735
[1] New York City NY GO TOB VRDO	3.530%	12/7/06	50,000	50,000
New York City NY GO VRDO	3.580%	12/1/06 (1)	2,700	2,700
New York City NY GO VRDO	3.580%	12/1/06 (1)	2,850	2,850
New York City NY GO VRDO	3.650%	12/1/06 LOC	6,000	6,000
New York City NY GO VRDO	3.440%	12/7/06 LOC	31,750	31,750
New York City NY GO VRDO	3.450%	12/7/06 (2)	10,025	10,025
New York City NY GO VRDO	3.450%	12/7/06 LOC	6,150	6,150
New York City NY GO VRDO	3.450%	12/7/06 LOC	8,000	8,000
New York City NY GO VRDO	3.450%	12/7/06 LOC	15,695	15,695
New York City NY GO VRDO	3.470%	12/7/06 LOC	9,975	9,975
New York City NY GO VRDO	3.500%	12/7/06 LOC	5,800	5,800
New York City NY Housing Dev. Corp.
Multi-Family Rev. (Beacon Mews) VRDO	3.470%	12/7/06 LOC	10,000	10,000
New York City NY Housing Dev. Corp.
Multi-Family Rev. (First Avenue) VRDO	3.500%	12/7/06	24,205	24,205
[1] New York City NY Housing Dev. Corp.
Multi-Family Rev. TOB VRDO	3.530%	12/7/06	12,505	12,505
[1] New York City NY Housing Dev. Corp.
Multi-Family Rev. TOB VRDO	3.530%	12/7/06	12,515	12,515
New York City NY Housing Dev. Corp.
Multi-Family Rev. VRDO	3.500%	12/7/06	45,800	45,800
[1] New York City NY Housing Dev. Corp. Rev.
(Capital Funding Program) TOB VRDO	3.520%	12/7/06 (3)	8,755	8,755
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing–201 Pearl Street) VRDO	3.450%	12/7/06 LOC	15,000	15,000
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing–90 West Street) VRDO	3.450%	12/7/06	20,000	20,000
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing–Atlantic Court) VRDO	3.500%	12/7/06	43,100	43,100
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing–
One Columbus Place) VRDO	3.500%	12/7/06 LOC	32,000	32,000

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] New York City NY Housing Dev. Corp. Rev.
TOB VRDO	3.520%	12/7/06 (3)	12,825	12,825
[1] New York City NY Housing Dev. Corp. Rev.
TOB VRDO	3.520%	12/7/06 (3)	5,160	5,160
New York City NY Housing Dev. Corp. Rev. VRDO	3.500%	12/7/06	22,200	22,200
New York City NY IDA (Civic Fac. Rev.) VRDO	3.460%	12/7/06 (10)	9,000	9,000
New York City NY IDA (Civil Liberties Union) VRDO	3.600%	12/1/06 LOC	18,580	18,580
New York City NY IDA
(National Audubon Society) VRDO	3.600%	12/1/06 LOC	14,700	14,700
New York City NY IDA
(NY Congregational Nursing Center Project) VRDO	3.450%	12/7/06 LOC	5,000	5,000
[1] New York City NY IDA Rev. TOB VRDO	3.520%	12/7/06 (3)	4,555	4,555
[1] New York City NY IDA Rev. TOB VRDO	3.520%	12/7/06 (3)	5,095	5,095
New York City NY IDA Special Fac. Rev.
(Korean Air Lines) VRDO	3.490%	12/7/06 LOC	16,700	16,700
New York City NY Muni. Water Finance Auth.
Water & Sewer System CP	3.550%	1/3/07	40,000	40,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System CP	3.630%	1/4/07	10,000	10,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System CP	3.600%	2/15/07	20,000	20,000
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.510%	12/7/06	62,165	62,165
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.510%	12/7/06 (2)	15,020	15,020
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.510%	12/7/06	4,500	4,500
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.520%	12/7/06	10,115	10,115
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.520%	12/7/06 (1)	4,950	4,950
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.520%	12/7/06 (4)	20,015	20,015
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.600%	12/1/06	3,700	3,700
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.620%	12/1/06 (3)	29,700	29,700
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.430%	12/7/06	11,695	11,695
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.450%	12/7/06	22,065	22,065
[1] New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.510%	12/7/06 (1)	5,695	5,695
[1] New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.510%	12/7/06 (1)	4,820	4,820
[1] New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.520%	12/7/06 (1)	14,855	14,855
[1] New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.520%	12/7/06 (2)	9,400	9,400
[1] New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.520%	12/7/06 (1)	2,250	2,250
[1] New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.520%	12/7/06 (1)	2,580	2,580

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.520%	12/7/06 (2)	6,400	6,400
New York City NY Transitional Finance Auth. BAN	4.250%	6/29/07	54,700	54,919
[1] New York City NY Transitional Finance Auth.
Rev. TOB VRDO	3.520%	12/7/06	10,295	10,295
[1] New York City NY Transitional Finance Auth.
Rev. TOB VRDO	3.520%	12/7/06	15,505	15,505
[1] New York City NY Transitional Finance Auth.
Rev. TOB VRDO	3.520%	12/7/06	1,300	1,300
[1] New York City NY Transitional Finance Auth.
Rev. TOB VRDO	3.520%	12/7/06 (3)	6,070	6,070
New York City NY Transitional Finance Auth.
Rev. VRDO	3.570%	12/1/06	7,100	7,100
New York City NY Transitional Finance Auth.
Rev. VRDO	3.570%	12/1/06	4,600	4,600
New York City NY Transitional Finance Auth.
Rev. VRDO	3.570%	12/1/06	10,200	10,200
New York City NY Transitional Finance Auth.
Rev. VRDO	3.620%	12/1/06	13,690	13,690
New York City NY Transitional Finance Auth.
Rev. VRDO	3.620%	12/1/06	3,265	3,265
New York City NY Transitional Finance Auth.
Rev. VRDO	3.450%	12/7/06	8,465	8,465
New York City NY Transitional Finance Auth.
Rev. VRDO	3.480%	12/7/06	49,195	49,195
New York City NY Transitional Finance Auth.
Rev. VRDO	3.520%	12/7/06	14,400	14,400
New York City NY Transitional Finance Auth.
Rev. VRDO	3.520%	12/7/06	15,170	15,170
[1] New York Metro. Transp. Auth. Rev. TOB VRDO	3.520%	12/7/06 (3)	14,290	14,290
New York State Dormitory Auth. Rev.
(Catholic Health) VRDO	3.560%	12/7/06 LOC	8,435	8,435
New York State Dormitory Auth. Rev.
(Catholic Health) VRDO	3.560%	12/7/06 LOC	25,295	25,295
[1] New York State Dormitory Auth. Rev.
(City Univ.) TOB VRDO	3.510%	12/7/06 (4)	7,280	7,280
New York State Dormitory Auth. Rev.
(Columbia Univ.) CP	3.500%	12/6/06	12,800	12,800
New York State Dormitory Auth. Rev.
(Columbia Univ.) CP	3.500%	12/11/06	26,200	26,200
New York State Dormitory Auth. Rev.
(Cornell Univ.) CP	3.520%	2/8/07	4,650	4,650
New York State Dormitory Auth. Rev.
(Cornell Univ.) VRDO	3.620%	12/1/06	13,225	13,225
New York State Dormitory Auth. Rev.
(Cornell Univ.) VRDO	3.440%	12/7/06	4,900	4,900
[1] New York State Dormitory Auth. Rev.
(Dept. of Health) TOB VRDO	3.520%	12/7/06 (3)	2,620	2,620
[1] New York State Dormitory Auth. Rev.
(Memorial Sloan Kettering) TOB VRDO	3.520%	12/7/06 (1)	7,110	7,110
[1] New York State Dormitory Auth. Rev.
(Mental Health Services) TOB VRDO	3.520%	12/7/06 (1)	16,455	16,455

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] New York State Dormitory Auth. Rev.
(Mental Health Services) TOB VRDO	3.520%	12/7/06 (3)	4,995	4,995
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.420%	12/7/06 (4)	5,000	5,000
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.430%	12/7/06 (2)	2,500	2,500
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.430%	12/7/06	71,500	71,500
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.430%	12/7/06 (4)	9,405	9,405
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.430%	12/7/06 (1)	21,200	21,200
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.430%	12/7/06	36,285	36,285
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.440%	12/7/06 (4)	11,250	11,250
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.480%	12/7/06 (4)	11,870	11,870
New York State Dormitory Auth. Rev.
(New York Public Library) VRDO	3.450%	12/7/06 (1)	10,200	10,200
New York State Dormitory Auth. Rev.
(New York Public Library) VRDO	3.450%	12/7/06 (1)	37,345	37,345
[1] New York State Dormitory Auth. Rev.
(New York Univ.) TOB VRDO	3.500%	12/7/06 (1)	6,700	6,700
[1] New York State Dormitory Auth. Rev.
(Personal Income Tax) TOB VRDO	3.510%	12/7/06 (2)	5,860	5,860
[1] New York State Dormitory Auth. Rev.
(Personal Income Tax) TOB VRDO	3.510%	12/7/06 (2)	17,790	17,790
[1] New York State Dormitory Auth. Rev.
(Personal Income Tax) TOB VRDO	3.520%	12/7/06 (2)	26,805	26,805
[1] New York State Dormitory Auth. Rev.
(Personal Income Tax) TOB VRDO	3.520%	12/7/06 (1)	5,485	5,485
New York State Dormitory Auth. Rev.
(Rockefeller Univ.) VRDO	3.500%	12/7/06	27,100	27,100
New York State Dormitory Auth. Rev.
(Univ. of Rochester) VRDO	3.410%	12/7/06 (1)	21,700	21,700
New York State Dormitory Auth. Rev.
(Upstate Community Colleges) VRDO	3.450%	12/7/06 (11)	24,260	24,260
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.510%	12/7/06 (2)	16,580	16,580
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.520%	12/7/06 (3)	19,165	19,165
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.520%	12/7/06 (3)	7,500	7,500
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.520%	12/7/06 (2)	4,950	4,950
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.520%	12/7/06	40,340	40,340
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.520%	12/7/06	52,305	52,305
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.520%	12/7/06	28,385	28,385
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.520%	12/7/06	18,380	18,380
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.520%	12/7/06 (4)	5,560	5,560
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.520%	12/7/06	4,725	4,725
New York State Dormitory Auth. Rev. VRDO	3.480%	12/7/06 (2)	30,560	30,560
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	3.420%	12/7/06 LOC	13,700	13,700
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	3.420%	12/7/06 LOC	15,000	15,000

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	3.470%	12/7/06 LOC	15,000	15,000
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	3.480%	12/7/06 LOC	5,000	5,000
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	3.500%	12/7/06 LOC	5,500	5,500
[1] New York State Environmental Fac. Corp.
PCR TOB VRDO	3.520%	12/7/06 (4)	26,725	26,725
[1] New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.510%	12/7/06	5,390	5,390
[1] New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.510%	12/7/06	2,660	2,660
[1] New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.510%	12/7/06	6,405	6,405
[1] New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.510%	12/7/06	9,780	9,780
[1] New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.520%	12/7/06	16,500	16,500
[1] New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.520%	12/7/06	8,105	8,105
[1] New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.520%	12/7/06	2,570	2,570
[1] New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.520%	12/7/06	7,750	7,750
New York State Environmental Fac. Corp.
Solid Waste Disposal Rev. (General Electric Co.) VRDO	3.650%	12/1/06	17,900	17,900
New York State Environmental Fac. Corp.
Solid Waste Disposal Rev. (General Electric Co.) VRDO	3.690%	12/1/06	26,700	26,700
New York State Environmental Fac. Corp.
Solid Waste Disposal Rev. (General Electric Co.) VRDO	3.690%	12/1/06	25,900	25,900
New York State GO PUT	3.600%	1/16/07 LOC	32,000	32,000
New York State GO PUT	3.600%	1/16/07 LOC	42,000	42,000
New York State Housing Finance Agency Rev.
(Avalon Chrystie) VRDO	3.470%	12/7/06	57,400	57,400
New York State Housing Finance Agency Rev.
(Baltimore Tower) VRDO	3.470%	12/7/06	15,000	15,000
New York State Housing Finance Agency Rev.
(Chelsea Apartments) VRDO	3.530%	12/7/06	66,170	66,170
[1] New York State Housing Finance Agency Rev.
(Personal Income Tax) TOB VRDO	3.520%	12/7/06 (3)	5,210	5,210
[1] New York State Housing Finance Agency Rev.
(Personal Income Tax) TOB VRDO	3.520%	12/7/06 (3)	7,895	7,895
New York State Housing Finance Agency Rev.
(Residential) VRDO	3.500%	12/7/06 (2)	6,600	6,600
New York State Housing Finance Agency Rev.
(Saville Housing) VRDO	3.500%	12/7/06 LOC	55,000	55,000
New York State Housing Finance Agency Rev.
(West 23rd Street) VRDO	3.480%	12/7/06 LOC	42,400	42,400
New York State Housing Finance Agency Rev. VRDO	3.420%	12/7/06 LOC	20,400	20,400
New York State Housing Finance Agency Rev. VRDO	3.450%	12/7/06	4,500	4,500
New York State Housing Finance Agency Rev. VRDO	3.480%	12/7/06 LOC	35,000	35,000
New York State Housing Finance Agency Rev. VRDO	3.500%	12/7/06	22,000	22,000
New York State Housing Finance Agency Rev. VRDO	3.500%	12/7/06 LOC	22,300	22,300

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency Service
Contract Rev. VRDO	3.450%	12/7/06 LOC	9,000	9,000
New York State Housing Finance Agency Service
Contract Rev. VRDO	3.470%	12/7/06 LOC	50,000	50,000
New York State Housing Finance Agency Service
Contract Rev. VRDO	3.480%	12/7/06 LOC	9,000	9,000
New York State Housing Finance Agency Service
Contract Rev. VRDO	3.480%	12/7/06	19,800	19,800
New York State Local Govt. Assistance Corp. VRDO	3.380%	12/7/06 LOC	8,650	8,650
New York State Local Govt. Assistance Corp. VRDO	3.400%	12/7/06 (3)	34,000	34,000
New York State Local Govt. Assistance Corp. VRDO	3.430%	12/7/06 LOC	76,075	76,075
New York State Local Govt. Assistance Corp. VRDO	3.430%	12/7/06 LOC	34,875	34,875
New York State Local Govt. Assistance Corp. VRDO	3.450%	12/7/06 LOC	11,005	11,005
[1] New York State Mortgage Agency Rev. TOB VRDO	3.540%	12/7/06	5,960	5,960
New York State Mortgage Agency Rev. VRDO	3.640%	12/1/06	24,000	24,000
New York State Power Auth. Rev.	5.500%	11/15/07	13,565	13,807
New York State Power Auth. Rev. CP	3.530%	12/8/06	10,000	10,000
New York State Power Auth. Rev. CP	3.580%	12/8/06	11,100	11,100
New York State Power Auth. Rev. CP	3.520%	12/11/06	20,730	20,730
New York State Power Auth. Rev. CP	3.530%	12/14/06	10,000	10,000
New York State Power Auth. Rev. CP	3.500%	12/15/06	21,300	21,300
New York State Power Auth. Rev. CP	3.600%	12/15/06	20,648	20,648
New York State Power Auth. Rev. CP	3.520%	12/28/06	4,000	4,000
New York State Power Auth. Rev. CP	3.520%	12/28/06	17,500	17,500
New York State Power Auth. Rev. CP	3.550%	1/4/07	4,207	4,207
New York State Power Auth. Rev. PUT	3.600%	3/1/07	32,000	32,000
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/07 (1)	4,000	4,022
[1] New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.510%	12/7/06 (1)	8,420	8,420
[1] New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.520%	12/7/06 (2)	10,420	10,420
[1] New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.520%	12/7/06 (1)	5,985	5,985
[1] New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.520%	12/7/06 (2)	3,500	3,500
[1] New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.520%	12/7/06 (2)	13,000	13,000
[1] New York State Thruway Auth. Rev.
(Personal Income Tax) TOB VRDO	3.510%	12/7/06 (2)	5,235	5,235
[1] New York State Thruway Auth. Rev.
(Personal Income Tax) TOB VRDO	3.520%	12/7/06	4,995	4,995
[1] New York State Thruway Auth. Rev.
(Personal Income Tax) TOB VRDO	3.520%	12/7/06 (3)	10,980	10,980
New York State Thruway Auth. Rev. (Service Contract)	5.000%	4/1/07	21,370	21,468
[1] New York State Thruway Auth. Rev. TOB VRDO	3.500%	12/7/06 (4)	6,040	6,040
[1] New York State Thruway Auth. Rev. TOB VRDO	3.510%	12/7/06 (2)	13,650	13,650
[1] New York State Thruway Auth. Rev. TOB VRDO	3.520%	12/7/06 (2)	40,000	40,000
[1] New York State Thruway Auth. Rev. TOB VRDO	3.520%	12/7/06 (2)	10,450	10,450
[1] New York State Thruway Auth. Rev. TOB VRDO	3.520%	12/7/06 (2)	8,105	8,105
[1] New York State Thruway Auth. Rev. TOB VRDO	3.520%	12/7/06 (4)	4,450	4,450
[1] New York State Thruway Rev. TOB VRDO	3.510%	12/7/06	5,000	5,000

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	5.000%	1/1/07	14,865	14,882
[1] New York State Urban Dev. Corp. Rev.
(Correctional Fac.) TOB VRDO	3.520%	12/7/06 (3)	4,940	4,940
[1] New York State Urban Dev. Corp. Rev.
(Correctional Fac.) TOB VRDO	3.520%	12/7/06 (3)	5,155	5,155
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/06	10,000	10,005
New York State Urban Dev. Corp. Rev.
(State Fac. & Equipment) VRDO	3.480%	12/7/06 (11)	12,060	12,060
[1] New York State Urban Dev. Corp. Rev. TOB VRDO	3.520%	12/7/06 (2)	5,325	5,325
[1] New York State Urban Development Corp. TOB VRDO	3.520%	12/7/06	12,155	12,155
Oneida County NY IDA Rev. (Hamilton College) VRDO	3.480%	12/7/06 (1)	25,135	25,135
[1] Orange County NY TOB VRDO	3.520%	12/7/06	1,180	1,180
Orangetown NY BAN	4.250%	1/11/07	5,070	5,074
Orangetown NY BAN	4.500%	3/30/07	16,600	16,651
Port Auth. of New York & New Jersey CP	3.510%	12/15/06	10,000	10,000
Port Auth. of New York & New Jersey CP	3.530%	12/15/06	3,990	3,990
Port Auth. of New York & New Jersey CP	3.510%	2/12/07	20,000	20,000
Port Auth. of New York & New Jersey CP	3.550%	2/15/07	3,965	3,965
Port Auth. of New York & New Jersey CP	3.610%	3/19/07	10,070	10,070
[1] Port Auth. of New York & New Jersey Rev. TOB VRDO	3.520%	12/7/06 (10)	5,395	5,395
[1] Port Auth. of New York & New Jersey Rev. TOB VRDO	3.530%	12/7/06	10,000	10,000
[1] Port Auth. of New York & New Jersey Rev. TOB VRDO	3.530%	12/7/06 (11)	10,490	10,490
[1] Port Auth. of New York & New Jersey Rev. TOB VRDO	3.530%	12/7/06 (3)	2,740	2,740
[1] Port Auth. of New York & New Jersey Rev. TOB VRDO	3.530%	12/7/06 (3)	15,000	15,000
Poughkeepsie Town NY BAN	4.250%	9/13/07	9,700	9,752
Riverhead NY IDA Rev. (Central Suffolk Hosp.) VRDO	3.450%	12/7/06 LOC	7,000	7,000
Rockland County NY RAN	4.500%	3/22/07	23,000	23,067
Rockland County NY TAN	4.500%	3/22/07	9,700	9,723
Rockville Centre NY UFSD TAN	4.250%	6/28/07	11,000	11,045
South Orangetown Central School Dist. NY TAN	4.500%	6/29/07	5,000	5,022
Suffolk County NY Water Auth. Rev. VRDO	3.450%	12/7/06	45,000	45,000
Syosset NY Central School Dist. TAN	4.500%	6/28/07	10,000	10,045
Three Village Central School New York
(Brookhaven & Smithtown) TAN	4.500%	6/29/07	28,000	28,114
Tompkins County NY BAN	4.250%	3/8/07	8,600	8,613
Tompkins County NY IDA Civic Fac.
(Cornell Univ.) VRDO	3.440%	12/7/06	8,390	8,390
Tompkins County NY IDA Civic Fac.
(Cornell Univ.) VRDO	3.440%	12/7/06	15,700	15,700
Tompkins County NY IDA Civic Fac.
(Ithaca Univ.) VRDO	3.450%	12/7/06 (10)	22,600	22,600
Tompkins County NY IDA Civic Fac.
(Ithaca Univ.) VRDO	3.450%	12/7/06 (10)	35,290	35,290
[1] Triborough Bridge & Tunnel Auth. New York
Rev. TOB VRDO	3.500%	12/7/06 (1)	1,995	1,995
[1] Triborough Bridge & Tunnel Auth. New York
Rev. TOB VRDO	3.510%	12/7/06	9,290	9,290
[1] Triborough Bridge & Tunnel Auth. New York
Rev. TOB VRDO	3.520%	12/7/06 (1)	7,200	7,200
[1] Triborough Bridge & Tunnel Auth. New York
Rev. TOB VRDO	3.520%	12/7/06 (3)	4,000	4,000

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	3.420%	12/7/06 (2)	8,100	8,100
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	3.420%	12/7/06	5,200	5,200
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	3.430%	12/7/06	49,920	49,920
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	3.430%	12/7/06	81,100	81,100
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	3.450%	12/7/06 (4)	30,900	30,900
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	3.450%	12/7/06	45,550	45,550
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	3.570%	12/7/06	14,775	14,775
West Islip NY UFSD TAN	4.000%	6/28/07	13,000	13,035
Westchester County NY IDA
(Levister Redev. LLC) VRDO	3.500%	12/7/06 LOC	19,500	19,500

Outside New York
Puerto Rico Govt. Dev. Bank VRDO	3.290%	12/7/06 (1)	8,800	8,800
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.300%	12/7/06 (2)	7,600	7,600
Puerto Rico TRAN	4.500%	7/30/07 LOC	30,000	30,194
Total Municipal Bonds (Cost $4,468,820)				4,468,820
Other Assets and Liabilities (–2.0%)
Other Assets—Note B				40,668
Payables for Investment Securities Purchased				(119,771)
Other Liabilities				(10,298)
				(89,401)
Net Assets (100%)
Applicable to 4,379,309,089 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,379,419
Net Asset Value Per Share				$1.00

At November 30, 2006, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	4,379,419	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	—	—
Unrealized Appreciation	—	—
Net Assets	4,379,419	$1.00

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of these securities was $1,198,394,000, representing 27.4% of net assets.

2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2006. For key to abbreviations and other references, see page 22.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2006
($000)
Investment Income
Income
Interest	131,347
Total Income	131,347
Expenses
The Vanguard Group—Note B
Investment Advisory Services	324
Management and Administrative	3,603
Marketing and Distribution	977
Custodian Fees	25
Auditing Fees	18
Shareholders’ Reports	19
Trustees’ Fees and Expenses	3
Total Expenses	4,969
Net Investment Income	126,378
Realized Net Gain (Loss) on Investment Securities Sold	96
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	126,474

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	126,378	62,349
Realized Net Gain (Loss)	96	27
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	126,474	62,376
Distributions
Net Investment Income	(126,378)	(62,349)
Realized Capital Gain	—	—
Total Distributions	(126,378)	(62,349)
Capital Share Transactions (at $1.00)
Issued	3,767,433	2,996,336
Issued in Lieu of Cash Distributions	122,390	60,236
Redeemed	(2,748,178)	(2,112,895)
Net Increase (Decrease) from Capital Share Transactions	1,141,645	943,677
Total Increase (Decrease)	1,141,741	943,704
Net Assets
Beginning of Period	3,237,678	2,293,974
End of Period	4,379,419	3,237,678

New York Tax-Exempt Money Market Fund

Financial Highlights

			Year Ended November 30,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.032	.022	.010	.009	.013
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.032	.022	.010	.009	.013
Distributions
Dividends from Net Investment Income	(.032)	(.022)	(.010)	(.009)	(.013)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.032)	(.022)	(.010)	(.009)	(.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	3.28%	2.18%	1.03%	0.89%	1.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,379	$3,238	$2,294	$1,772	$1,627
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.25%	2.19%	1.04%	0.88%	1.31%

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investment securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At November 30, 2006, the fund had contributed capital of $432,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.43% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile

As of November 30, 2006

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	290	6,629	38,849
Yield		—	—
Investor Shares	3.7%
Admiral Shares	3.8%
Yield to Maturity	3.8%[3]	3.7%	3.8%
Average Coupon	5.0%	5.0%	5.0%
Average Effective
Maturity	9.8 years	9.9 years	13.3 years
Average Quality	AA+	AAA	AA+
Average Duration	7.0 years	5.7 years	5.1 years
Expense Ratio		—	—
Investor Shares	0.16%
Admiral Shares	0.09%
Short-Term Reserves	0%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	7%
1–5 Years	26
5–10 Years	36
10–20 Years	18
20–30 Years	11
Over 30 Years	2

Volatility Measures[4]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.97
Beta	1.07	1.26

Distribution by Credit Quality (% of portfolio)

AAA	81%
AA	15
A	2
BBB	2

Investment Focus

1 Lehman 10 Year Municipal Bond Index.
2 Lehman Municipal Bond Index.
3 Before expenses.
4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 51.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 1996–November 30, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
New York Long-Term Tax-Exempt Fund
Investor Shares	6.68%	5.43%	5.64%	$17,317
Lehman Municipal Bond Index	6.12	5.40	5.75	17,487
Lehman 10 Year Municipal Bond Index	6.17	5.34	5.70	17,415
Average New York Municipal Debt Fund[1]	5.99	4.77	4.81	15,993

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[2]	Investment
New York Long-Term Tax-Exempt Fund
Admiral Shares	6.76%	5.50%	5.67%	$135,825
Lehman Municipal Bond Index	6.12	5.40	5.65	135,673
Lehman 10 Year Municipal Bond Index	6.17	5.34	5.52	134,749

1 Derived from data provided by Lipper Inc.; based on the Average New York Insured Municipal Debt Fund through March 31, 2002, and the Average New York Municipal Debt Fund thereafter.

2 Returns since inception on May 14, 2001.

New York Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 1996—November 30, 2006
	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	0.9%	5.5%	6.4%	7.1%
1998	2.4	5.3	7.7	8.1
1999	–7.0	4.7	–2.3	–0.4
2000	3.9	5.7	9.6	7.7
2001	3.4	5.0	8.4	8.2
2002	2.2	4.6	6.8	6.7
2003	2.8	4.4	7.2	6.9
2004	–0.8	4.3	3.5	4.0
2005	–1.2	4.2	3.0	3.0
2006	2.2	4.5	6.7	6.2

Average Annual Total Returns: Periods Ended September 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	4/7/1986	4.45%	5.06%	0.96%	4.84%	5.80%
Admiral Shares	5/14/2001	4.53	5.13	0.99[2]	4.51[2]	5.50[2]

1 Lehman 10 Year Municipal Bond Index.

2 Return since inception.

Note: See Financial Highlights tables on pages 43 and 44 for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (99.6%)
Albany County NY GO	5.000%	10/1/12 (3)	4,400	4,616
Battery Park City NY Auth. Rev.	5.250%	11/1/15	12,520	13,823
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	2,665	2,668
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	335	335
Buffalo NY GO	5.125%	2/1/12 (2)	1,870	1,948
Buffalo NY GO	5.125%	2/1/13 (2)	2,945	3,068
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	3,510	3,978
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	5,000	5,660
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	5,094
Erie County NY Water Auth. Rev.	6.000%	12/1/08 (2)(ETM)	1,030	1,055
Hempstead NY GO	5.625%	2/1/12 (3)	1,220	1,236
Hempstead NY GO	5.625%	2/1/13 (3)	960	973
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/17	2,360	2,533
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/19	3,200	3,424
Huntington NY GO	6.700%	2/1/11 (3)	310	347
Liberty NY Dev. Corp. Rev.
(Goldman Sachs Headquarters)	5.250%	10/1/35	60,000	71,376
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/11 (4)	16,690	14,169
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/13	15,690	17,094
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/14 (4)	5,000	3,782
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/19 (4)	2,460	1,499
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/21 (4)	13,355	7,477
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/23 (4)	35,500	18,258
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/24 (4)	21,830	10,784
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/27 (4)	23,905	10,444
Metro. New York Transp. Auth. Rev.
(Commuter Fac.)	5.125%	7/1/09 (3)(Prere.)	3,000	3,122
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	10/1/10 (1)(Prere.)	7,900	8,398
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	32,500	39,227
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (1)	4,000	4,404
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (2)	28,075	30,912
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (1)	5,000	5,514
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (2)	35,000	38,596
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/19 (1)	6,000	6,610

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/20 (1)	7,000	7,711
Metro. New York Transp. Auth. Rev.
(Transit Rev.) VRDO	3.580%	12/1/06 LOC	700	700
Nassau County NY Combined Sewer Dist. GO	5.000%	5/1/11 (3)	1,770	1,873
Nassau County NY GO	5.250%	6/1/11 (2)	3,670	3,884
Nassau County NY GO	5.250%	6/1/12 (2)	4,670	4,953
Nassau County NY GO	5.250%	6/1/13 (2)	6,905	7,324
Nassau County NY GO	5.250%	6/1/14 (2)	6,585	6,984
New York City NY Cultural Resources Rev.
(American Museum of Natural History)	5.700%	4/1/07 (1)(Prere.)	12,730	12,948
New York City NY Cultural Resources Rev.
(American Museum of Natural History)	5.600%	4/1/18 (1)	2,635	2,679
New York City NY Cultural Resources Rev.
(American Museum of Natural History)	5.650%	4/1/22 (1)	5,000	5,085
New York City NY Cultural Resources Rev.
(Museum of Modern Art)	5.500%	1/1/07 (2)(ETM)	35	35
New York City NY Cultural Resources Rev.
(Museum of Modern Art)	5.500%	1/1/16 (2)	2,000	2,043
New York City NY GO	5.750%	5/15/11 (4)	4,540	4,896
New York City NY GO	5.750%	8/1/11 (1)	15,750	17,047
New York City NY GO	5.750%	3/15/12 (4)(Prere.)	1,560	1,727
New York City NY GO	5.875%	5/15/12 (4)	4,670	5,062
New York City NY GO	5.125%	8/1/13 (4)	19,025	20,187
New York City NY GO	5.375%	8/1/13 (3)	8,295	8,597
New York City NY GO	5.200%	8/1/14 (4)	5,000	5,297
New York City NY GO	5.250%	3/15/16 (2)	5,000	5,364
New York City NY GO	5.000%	8/1/25	8,905	9,518
New York City NY GO VRDO	3.650%	12/1/06 LOC	600	600
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/31 (2)	32,990	35,790
New York City NY IDA (Yankee Stadium)	5.000%	3/1/31 (3)	24,960	27,021
New York City NY IDA (Yankee Stadium)	5.000%	3/1/36 (1)	24,000	25,921
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.500%	6/15/07 (1)(Prere.)	23,955	24,446
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/07 (1)(Prere.)	15,000	15,327
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/09 (3)(Prere.)	30,650	32,616
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/17	10,000	6,648
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/17	25,015	27,188
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/18	10,000	6,374
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/18	25,095	27,249
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/21	4,490	2,510
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/27 (1)	17,000	18,283
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/31	9,000	9,625

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.620%	12/1/06 (3)	2,200	2,200
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.650%	12/1/06 (3)	1,600	1,600
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26 (1)	10,000	10,739
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09 (Prere.)	15	16
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09 (Prere.)	1,660	1,753
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09 (Prere.)	1,325	1,399
New York City NY Transitional Finance Auth. Rev.	5.750%	5/15/10 (Prere.)	930	1,007
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	2,265	2,459
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	1,150	1,248
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	2,955	3,208
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/12	2,805	3,043
New York City NY Transitional Finance Auth. Rev.	5.250%	5/1/13	12,270	13,301
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/14	9,735	10,528
New York City NY Transitional Finance Auth. Rev.	5.250%	5/1/14	17,720	19,178
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/15	7,310	7,850
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/15	3,850	4,155
New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/15	9,395	10,152
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/16	8,415	9,037
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/16	11,045	11,927
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/16	2,735	2,977
New York City NY Transitional Finance Auth.
Rev. VRDO	3.570%	12/1/06	6,900	6,900
New York City NY Transitional Finance Auth.
Rev. VRDO	3.570%	12/1/06	6,235	6,235
New York City NY Transitional Finance Auth.
Rev. VRDO	3.570%	12/1/06	2,650	2,650
New York City NY Transitional Finance Auth.
Rev. VRDO	3.620%	12/1/06	15,970	15,970
New York City NY Transitional Finance Auth.
Rev. VRDO	3.720%	12/1/06	500	500
New York State Dormitory Auth. Rev.	5.250%	2/15/19 (3)	2,420	2,658
New York State Dormitory Auth. Rev.	5.250%	2/15/20 (3)	2,555	2,805
New York State Dormitory Auth. Rev.	5.250%	2/15/21 (3)	1,680	1,844
New York State Dormitory Auth. Rev.	5.250%	2/15/22 (3)	2,825	3,101
New York State Dormitory Auth. Rev.	5.250%	2/15/23 (3)	1,120	1,227
New York State Dormitory Auth. Rev.
(Albany Medical Center)	5.000%	8/15/18 (4)(7)	17,210	18,535
New York State Dormitory Auth. Rev.
(Albany Medical Center)	5.000%	8/15/25 (4)(7)	2,000	2,134
New York State Dormitory Auth. Rev.
(Barnard College)	5.250%	7/1/26 (2)	4,370	4,454
New York State Dormitory Auth. Rev.
(Catholic Health)	5.500%	7/1/22 (1)	10,000	10,561
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	4,475	4,815
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	2,215	2,383
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/11 (3)	5,950	6,350
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/15 (3)	31,620	33,898
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/16 (3)	7,255	7,783
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/20 (3)	14,525	17,109
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/22 (3)	9,240	11,002

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/23 (3)	5,000	5,951
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/23 (3)	7,915	9,451
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/19	4,900	5,363
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/19	5,100	5,534
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/21	6,990	7,624
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/22	7,345	8,006
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/23	7,575	8,236
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/31	6,905	7,467
[1] New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/35	14,950	16,141
New York State Dormitory Auth. Rev. (Court Fac.)	5.750%	5/15/10 (2)(Prere.)	21,370	23,127
New York State Dormitory Auth. Rev. (Fordham Univ.)	7.200%	7/1/15 (2)	385	386
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/20	3,965	4,237
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/21	4,035	4,305
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/22	4,285	4,568
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/26	5,495	5,844
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/26	1,800	1,914
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/34	5,000	5,273
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,660	2,880
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,370	2,566
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,515	2,723
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	5	5
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/13 (4)	105	113
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/14 (4)	110	118
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/15 (4)	120	129
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/25 (3)	6,575	7,064
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.375%	2/15/26 (1)	130	133
New York State Dormitory Auth. Rev.
(Mount Sinai School Medical)	5.150%	7/1/24 (1)	9,000	10,142
New York State Dormitory Auth. Rev.
(New School for Social Research)	5.625%	7/1/07 (1)(Prere.)	2,260	2,332
New York State Dormitory Auth. Rev.
(New York Univ.)	5.750%	7/1/16 (1)	3,500	4,088

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(New York Univ.)	5.750%	7/1/20 (1)	6,000	7,225
New York State Dormitory Auth. Rev.
(New York Univ.)	5.750%	7/1/27 (1)	5,000	6,219
New York State Dormitory Auth. Rev.
(New York Univ.)	5.500%	7/1/31 (2)	8,910	10,973
New York State Dormitory Auth. Rev.
(New York Univ.)	5.500%	7/1/40 (2)	34,330	42,686
New York State Dormitory Auth. Rev. (Pace)	5.625%	7/1/07 (1)(Prere.)	11,185	11,542
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,524
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/24 (2)	18,170	21,750
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	8,052
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/26 (2)	16,670	20,236
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/27 (2)	7,500	9,159
New York State Dormitory Auth. Rev.
(Queens Hosp.)	5.450%	8/15/19 (2)	4,810	5,076
New York State Dormitory Auth. Rev.
(Rochester Institute of Technology)	5.250%	7/1/07 (1)(Prere.)	3,000	3,060
New York State Dormitory Auth. Rev.
(Rochester Institute of Technology)	5.300%	7/1/07 (1)(Prere.)	6,275	6,402
New York State Dormitory Auth. Rev.
(Rockefeller Univ.)	5.000%	7/1/18	2,805	2,896
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/19 (1)	15,900	18,855
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/20 (1)	5,500	6,584
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.500%	7/1/23 (1)	14,000	16,584
New York State Dormitory Auth. Rev.
(St. John’s Univ.)	5.250%	7/1/20 (1)	15,170	15,707
New York State Dormitory Auth. Rev.
(St. Joseph’s Hosp.)	5.250%	7/1/18 (1)	6,700	6,895
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	7/1/09 (2)	1,590	1,687
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (1)(Prere.)	12,500	13,629
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (1)(Prere.)	5,000	5,452
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10 (1)(Prere.)	10,660	11,623
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12 (1)	16,160	17,559
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13 (1)	27,285	29,647
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/17 (4)	3,750	4,402
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/21 (3)	3,000	3,549
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/24 (3)	7,790	9,335
New York State Dormitory Auth. Rev.
(Supported Debt–The New School)	5.000%	7/1/31 (1)	8,765	9,479
New York State Dormitory Auth. Rev.
(Supported Debt–The New School)	5.000%	7/1/36 (1)	6,190	6,679
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/24 (2)	4,680	5,602

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/25 (2)	5,145	6,213
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/26 (2)	10,140	12,245
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/26	2,500	2,726
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/27 (2)	11,155	13,548
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/28 (2)	5,000	6,106
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/29 (2)	4,765	5,842
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/30 (2)	7,500	9,228
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/31 (2)	6,000	7,417
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/31	5,000	5,445
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/35	18,500	19,884
New York State Dormitory Auth. Rev.
(The New York & Presbyterian Hosp.)	5.500%	2/1/10 (2)	6,330	6,679
New York State Dormitory Auth. Rev.
(Univ. of Rochester)	5.000%	7/1/08 (1)(Prere.)	1,650	1,704
New York State Dormitory Auth. Rev.
(Univ. of Rochester)	5.000%	7/1/17 (1)	350	361
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	1,085	1,136
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	450	471
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/09 (2)(Prere.)	2,235	2,353
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/12 (2)	3,935	4,126
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/15 (2)	1,915	1,996
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/16 (2)	800	835
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.250%	7/1/17 (4)	8,025	8,316
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.375%	7/1/25 (4)	7,000	7,267
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/19 (2)	2,425	2,675
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/21 (2)	1,750	1,923
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/22 (2)	3,425	3,764
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/23 (2)	3,610	3,967
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/24 (2)	3,305	3,632
New York State Energy Research & Dev. Auth. PCR
(New York Electric & Gas) ARS	3.245%	1/22/07 (1)	10,000	9,819
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.375%	6/15/15	7,650	8,331

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/16	3,095	3,341
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.375%	6/15/16	6,000	6,518
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/18	10,000	10,838
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/19	36,610	39,677
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/22	3,085	3,689
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/24	3,490	4,209
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/25	4,175	5,068
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/26	2,890	3,530
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/27	3,000	3,681
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/28	3,095	3,819
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/29	2,530	3,134
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/30	2,600	3,233
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	4/15/35	7,990	10,044
New York State Local Govt. Assistance Corp.	5.250%	4/1/15 (2)	8,000	8,122
New York State Thruway Auth. Rev.	5.250%	1/1/08 (Prere.)	735	756
New York State Thruway Auth. Rev.	5.250%	1/1/14	4,825	4,955
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	5,870	6,338
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	3,000	3,239
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	2,080	2,246
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	5,575	6,020
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	2,500	2,699
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	2,000	2,177
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	3,000	3,265
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	10/1/11 (1)(Prere.)	7,500	8,079
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	32,875	35,981
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	10,000	10,792
New York State Thruway Auth. Rev.
(Service Contract)	5.250%	4/1/07 (Prere.)	1,300	1,333

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Auth. Rev.
(Service Contract)	5.750%	4/1/09 (1)(Prere.)	4,000	4,240
New York State Thruway Auth. Rev.
(Service Contract)	5.250%	4/1/15	6,775	6,944
New York State Urban Dev. Corp. Rev.
(Community Enhancement Fac.)	5.125%	4/1/09 (2)(Prere.)	5,500	5,753
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	2,500	2,649
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	3,000	3,179
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	5,000	5,299
New York State Urban Dev. Corp. Rev.
Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	4,110	4,356
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	5.750%	1/1/11 (4)(Prere.)	6,380	6,922
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/23 (4)	7,860	8,467
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/24 (4)	3,500	3,765
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/23 (1)	19,645	23,355
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/24 (1)	5,000	5,978
Niagara County NY IDA Solid Waste
Disposal Rev. PUT	5.550%	11/15/13	12,500	13,235
Niagara Falls NY Bridge Comm. Rev.	5.250%	10/1/15 (3)	5,000	5,413
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/20 (3)	8,685	10,947
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/21 (3)	9,230	11,728
North Hempstead NY GO	6.400%	4/1/10 (3)	1,500	1,634
North Hempstead NY GO	6.400%	4/1/11 (3)	2,075	2,311
Onondaga County NY Public Improvements	5.875%	2/15/08	1,250	1,285
Onondaga County NY Public Improvements	5.875%	2/15/08	1,225	1,260
Orange County NY GO	5.000%	7/15/19	1,500	1,640
Orange County NY GO	5.000%	7/15/20	2,000	2,181
Orange County NY GO	5.000%	7/15/21	1,035	1,127
Orange County NY GO	5.000%	7/15/22	1,000	1,088
Port Auth. of New York & New Jersey Rev.	5.500%	12/15/16 (2)	4,190	4,586
Port Auth. of New York & New Jersey Rev.	5.500%	12/15/17 (2)	4,600	5,022
Port Auth. of New York & New Jersey Rev.	5.500%	12/15/18 (2)	4,620	5,044
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33	27,615	29,642
Suffolk County NY GO	5.250%	5/1/16 (4)	3,315	3,745
Suffolk County NY GO	5.250%	5/1/17 (4)	9,780	11,038
Suffolk County NY Water Auth. Rev.	5.250%	6/1/10 (2)(ETM)	3,790	4,009
Suffolk County NY Water Auth. Rev.	5.250%	6/1/11 (2)(ETM)	2,380	2,552
Suffolk County NY Water Auth. Rev.	5.250%	6/1/12 (2)(ETM)	4,290	4,665
Suffolk County NY Water Auth. Rev.	5.250%	6/1/17 (2)(ETM)	1,695	1,928
Tobacco Settlement Asset
Securitization Corp. Inc. New York	5.125%	6/1/42	10,000	10,315
Triborough Bridge & Tunnel Auth. New York Rev.	6.750%	1/1/09 (2)(ETM)	2,535	2,631
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/14	3,000	3,228
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/15	2,930	3,153

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/16	2,500	2,684
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	16,770	18,251
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/18	2,330	2,506
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/18	30,285	32,926
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/19	43,025	46,777
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21 (1)(ETM)	5,000	6,183
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/21 (1)	11,370	13,531

Outside New York
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15 (1)	5,000	5,202
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/16 (1)	16,345	17,935
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/18 (1)	6,250	6,831
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/19 (1)	6,500	7,105
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,700
Puerto Rico GO	5.500%	7/1/20 (3)	6,305	7,427
Puerto Rico GO	5.500%	7/1/21 (1)	16,505	19,522
Puerto Rico GO	5.000%	7/1/33	6,900	7,210
Puerto Rico Govt. Dev. Bank VRDO	3.290%	12/7/06 (1)	2,400	2,400
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/35 (1)	50,000	60,490
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.300%	12/7/06 (2)	9,300	9,300
Puerto Rico Infrastructure Financing Auth.
Special Obligation Bonds	5.500%	10/1/40	10,560	11,400
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/27 (2)	25,000	30,504
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/27 (3)	7,230	8,822
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/36 (2)	25,120	7,077
Puerto Rico Muni. Finance Agency	5.875%	8/1/09 (4)(Prere.)	6,480	6,936
Puerto Rico Muni. Finance Agency	6.000%	8/1/09 (4)(Prere.)	2,645	2,840
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	7,000	7,580
Puerto Rico Public Finance Corp.	6.000%	8/1/26	9,140	11,188
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	860	1,105
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/11	2,000	2,091
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/23	2,000	2,136
Total Municipal Bonds (Cost $2,341,169)				2,461,180
Other Assets and Liabilities (0.4%)
Other Assets—Note B				33,128
Liabilities				(23,842)
				9,286
Net Assets (100%)				2,470,466

New York Long-Term Tax-Exempt Fund

At November 30, 2006, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	2,343,758
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	6,697
Unrealized Appreciation	120,011
Net Assets	2,470,466

Investor Shares—Net Assets
Applicable to 58,684,924 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	671,220
Net Asset Value Per Share—Investor Shares	$11.44

Admiral Shares—Net Assets
Applicable to 157,308,366 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,799,246
Net Asset Value Per Share—Admiral Shares	$11.44

•	See Note A in Notes to Financial Statements.

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2006.

2 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For key to abbreviations and other references, see page 40.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2006
($000)
Investment Income
Income
Interest	104,434
Total Income	104,434
Expenses
The Vanguard Group—Note B
Investment Advisory Services	200
Management and Administrative
Investor Shares	828
Admiral Shares	969
Marketing and Distribution
Investor Shares	188
Admiral Shares	305
Custodian Fees	13
Auditing Fees	23
Shareholders’ Reports
Investor Shares	16
Admiral Shares	7
Trustees’ Fees and Expenses	2
Total Expenses	2,551
Expenses Paid Indirectly—Note C	(128)
Net Expenses	2,423
Net Investment Income	102,011
Realized Net Gain (Loss)
Investment Securities Sold	5,962
Futures Contracts	2,789
Realized Net Gain (Loss)	8,751
Change in Unrealized Appreciation (Depreciation)
Investment Securities	42,680
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	42,680
Net Increase (Decrease) in Net Assets Resulting from Operations	153,442

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2006	2005
	($000)	($000)
Increase (Decrease) In Net Assets
Operations
Net Investment Income	102,011	95,032
Realized Net Gain (Loss)	8,751	14,781
Change in Unrealized Appreciation (Depreciation)	42,680	(44,610)
Net Increase (Decrease) in Net Assets Resulting from Operations	153,442	65,203
Distributions
Net Investment Income
Investor Shares	(29,166)	(47,904)
Admiral Shares	(72,845)	(47,128)
Realized Capital Gain
Investor Shares	(4,425)	(4,398)
Admiral Shares	(10,196)	(2,817)
Total Distributions	(116,632)	(102,247)
Capital Share Transactions—Note F
Investor Shares	(24,109)	(606,859)
Admiral Shares	197,531	764,848
Net Increase (Decrease) from Capital Share Transactions	173,422	157,989
Total Increase (Decrease)	210,232	120,945
Net Assets
Beginning of Period	2,260,234	2,139,289
End of Period	2,470,466	2,260,234

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
			Year Ended November 30,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.27	$11.45	$11.57	$11.38	$11.20
Investment Operations
Net Investment Income	.486	.486	.488	.486	.503
Net Realized and Unrealized Gain (Loss) on Investments	.243	(.141)	(.093)	.315	.243
Total from Investment Operations	.729	.345	.395	.801	.746
Distributions
Dividends from Net Investment Income	(.486)	(.486)	(.488)	(.486)	(.503)
Distributions from Realized Capital Gains	(.073)	(.039)	(.027)	(.125)	(.063)
Total Distributions	(.559)	(.525)	(.515)	(.611)	(.566)
Net Asset Value, End of Period	$11.44	$11.27	$11.45	$11.57	$11.38

Total Return	6.68%	3.03%	3.48%	7.20%	6.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$671	$686	$1,303	$1,321	$1,340
Ratio of Total Expenses to
Average Net Assets	0.16%	0.16%	0.14%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.33%	4.23%	4.24%	4.22%	4.46%
Portfolio Turnover Rate	9%	12%	6%	3%	16%

New York Long-Term Tax-Exempt Fund

Admiral Shares
			Year Ended November 30,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.27	$11.45	$11.57	$11.38	$11.20
Investment Operations
Net Investment Income	.495	.494	.494	.493	.509
Net Realized and Unrealized
Gain (Loss) on Investments	.243	(.141)	(.093)	.315	.243
Total from Investment Operations	.738	.353	.401	.808	.752
Distributions
Dividends from Net Investment Income	(.495)	(.494)	(.494)	(.493)	(.509)
Distributions from Realized Capital Gains	(.073)	(.039)	(.027)	(.125)	(.063)
Total Distributions	(.568)	(.533)	(.521)	(.618)	(.572)
Net Asset Value, End of Period	$11.44	$11.27	$11.45	$11.57	$11.38

Total Return	6.76%	3.10%	3.54%	7.26%	6.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,799	$1,575	$837	$771	$811
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.11%	0.13%
Ratio of Net Investment Income to
Average Net Assets	4.40%	4.31%	4.29%	4.28%	4.51%
Portfolio Turnover Rate	9%	12%	6%	3%	16%

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

New York Long-Term Tax-Exempt Fund

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2006, the fund had contributed capital of $243,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended November 30, 2006, these arrangements reduced the fund’s expenses by $128,000 (an annual rate of 0.01% of average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $1,442,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at November 30, 2006, the fund had short-term and long-term capital gains of $970,000 and $6,529,000, respectively, available for distribution. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

The fund had realized losses totaling $802,000 through November 30, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At November 30, 2006, the cost of investment securities for tax purposes was $2,341,971,000. Net unrealized appreciation of investment securities for tax purposes was $119,209,000, consisting of unrealized gains of $119,431,000 on securities that had risen in value since their purchase and $222,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended November 30, 2006, the fund purchased $393,156,000 of investment securities and sold $202,746,000 of investment securities, other than temporary cash investments.

New York Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	166,296	14,800	231,530	20,197
Issued in Lieu of Cash Distributions	26,765	2,384	39,881	3,474
Redeemed	(217,170)	(19,355)	(878,270)	(76,613)
Net Increase (Decrease)—Investor Shares	(24,109)	(2,171)	(606,859)	(52,942)
Admiral Shares
Issued	396,810	35,370	910,275	79,346
Issued in Lieu of Cash Distributions	60,662	5,403	34,732	3,036
Redeemed	(259,941)	(23,210)	(180,159)	(15,739)
Net Increase (Decrease)—Admiral Shares	197,531	17,563	764,848	66,643

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard New York Tax-Exempt Funds and Shareholders of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting Vanguard New York Tax-Exempt Funds, hereafter referred to as the “Funds”) at November 30, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2006 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 11, 2007

Special 2006 tax information (unaudited) for Vanguard New York Tax-Exempt Funds

This information for the fiscal year ended November 30, 2006, is included pursuant to provisions of the Internal Revenue Code.

The Long-Term Tax-Exempt Fund distributed $15,949,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended November 30, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
New York Tax-Exempt Fund	5/31/2006	11/30/2006	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,017.28	$0.66
Long-Term
Investor Shares	1,000.00	1,054.13	0.82
Admiral Shares	1,000.00	1,054.52	0.46
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.42	$0.66
Long-Term
Investor Shares	1,000.00	1,024.27	0.81
Admiral Shares	1,000.00	1,024.62	0.46

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.13%; for the New York Long-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
145 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
145 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
145 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
145 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
145 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
145 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
145 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
145 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of the Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
145 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997-2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
145 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q760 012007

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2006: $41,000
Fiscal Year Ended November 30, 2005: $33,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended November 30, 2006: $2,347,620
Fiscal Year Ended November 30, 2005: $2,152,740

(b)     Audit-Related Fees.

Fiscal Year Ended November 30, 2006: $530,000
Fiscal Year Ended November 30, 2005: $382,200

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended November 30, 2006: $101,300
Fiscal Year Ended November 30, 2005: $98,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended November 30, 2006: $0
Fiscal Year Ended November 30, 2005: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2006: $101,300
Fiscal Year Ended November 30, 2005: $98,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2007

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.